Financial Instruments Narrative (Detail) - $ / shares	May 08, 2019	Jun. 30, 2019	Dec. 31, 2018
Derivative [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%
Common stock, par value (in usd per share)		$ 0.001	$ 0.001
Teekay Offshore [Member] | Stock purchase warrants | Brookfield Business Partners L.P. [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)	15,500,000
Teekay Offshore [Member] | Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)	1,755,000